SoFi Social 50 ETF

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.4%
Aerospace & Defense - 1.7%
The Boeing Co. (1)	1,349	$241,309

Airlines - 1.9%
American Airlines Group, Inc. (1)(2)	7,695	111,039
Delta Air Lines, Inc. (1)	4,230	149,615
		260,654
Apparel - 0.6%
Nike, Inc. - Class B	717	78,648

Auto Manufacturers - 18.3%
Ford Motor Co.	29,522	410,356
Lucid Group, Inc. (1)(2)	25,064	254,149
NIO, Inc. - Class C (1)	21,781	278,361
Rivian Automotive, Inc. - Class A (1)(2)	19,764	633,239
Tesla, Inc. (1)(2)	5,025	978,367
		2,554,472
Banks - 2.0%
NU Holdings Ltd. - Class A (1)(2)	61,857	275,264

Beverages - 1.2%
The Coca-Cola Co.	2,544	161,824

Biotechnology - 1.2%
Moderna, Inc. (1)	967	170,105

Commercial Services - 2.7%
Block, Inc. - Class A (1)	3,018	204,530
PayPal Holdings, Inc. (1)	2,136	167,484
		372,014
Computers - 7.6%
Apple, Inc.	7,181	1,063,003

Diversified Financial Services - 0.7%
Coinbase Global, Inc. - Class A (1)	2,193	100,286

Entertainment - 3.1%
AMC Entertainment Holdings, Inc. (1)(2)	59,631	431,132

Food - 0.2%
Beyond Meat, Inc. (1)(2)	1,671	24,380

Insurance - 3.2%
Berkshire Hathaway, Inc. - Class B (1)(2)	1,404	447,314

Internet - 19.0%
Airbnb, Inc. - Class A (1)	1,764	180,175
Alibaba Group Holding Ltd. - ADR (1)	2,298	201,213
Alphabet, Inc. - Class A (1)	7,006	707,536
Amazon.com, Inc. (1)	10,764	1,039,156
Netflix, Inc. (1)	722	220,593
Shopify, Inc. - Class A (1)(2)	7,297	298,301
		2,646,974
Leisure Time - 1.5%
Carnival Corp. (1)(2)	17,486	173,636
Virgin Galactic Holdings, Inc. - Class A (1)	8,062	41,035
		214,671
Media - 3.5%
The Walt Disney Co. (1)	4,978	487,197

Miscellaneous Manufacturers - 0.3%
General Electric Co.	552	47,455

Oil & Gas - 1.5%
Exxon Mobil Corp.	1,878	209,096

Pharmaceuticals - 3.2%
Aurora Cannabis, Inc. (1)	21,341	27,103
Johnson & Johnson	734	130,652
Pfizer, Inc.	3,348	167,835
SNDL, Inc. (1)	18,768	50,862
Tilray Brands, Inc. (1)	17,429	67,450
		443,902
Retail - 8.3%
Costco Wholesale Corp.	624	336,492
GameStop Corp. (1)(2)	15,143	396,898
Starbucks Corp.	1,543	157,695
Target Corp.	738	123,298
Walmart, Inc. (2)	925	140,988
		1,155,371
Semiconductors - 7.7%
Advanced Micro Devices, Inc. (1)(2)	4,311	334,663
NVIDIA Corp.	4,392	743,258
		1,077,921
Software - 7.8%
BlackBerry Ltd. (1)(2)	8,878	43,236
Microsoft Corp.	2,843	725,363
Palantir Technologies, Inc. - Class A (1)(2)	38,005	285,037
Zoom Video Communications, Inc. - Class A (1)	625	47,144
		1,100,780
Telecommunications - 2.2%
AT&T, Inc.	13,204	254,573
Nokia Oyj - ADR	10,793	53,210
		307,783
Total Common Stocks
(Cost $18,457,334)		13,871,555

Preferred Stocks - 0.4%
Commercial Services - 0.4%
AMC Entertainment Holdings, Inc.
12/31/2049 (2)(4)	53,256	51,754
Total Preferred Stocks
(Cost $90,404)		51,754

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund, Class X, 3.668% (3)	18,825	18,825
Total Short-Term Investments
(Cost $18,825)		18,825

Investments Purchased with Collateral from Securities Lending - 31.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.070% (3)	4,332,577	4,332,577
Total Investments Purchased with Collateral from Securities Lending
(Cost $4,332,577)		4,332,577

Total Investments in Securities - 130.9%
(Cost $22,899,140)		18,274,711
Liabilities in Excess of Other Assets - (30.9)%		(4,314,250)
Total Net Assets - 100.0%		$13,960,461

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of November 30, 2022. Total loaned securities had a value of $4,413,631 or 31.6% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2022.
(4)	Zero coupon security.

Summary of Fair Value Exposure at November 30, 2022 (Unaudited)

The SoFi Social 50 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$13,871,555	$–	$–	$13,871,555
Preferred Stocks (1)	–	51,754	–	–	51,754
Short-Term Investments	–	18,825	–	–	18,825
Investments Purchased With Collateral From Securities Lending (2)	4,332,577	–	–	–	4,332,577
Total Investments in Securities	$4,332,577	$13,942,134	$–	$–	$18,274,711

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.